As filed with the Securities and Exchange Commission on September 5, 2003

Registration Nos. 33-27491

811-5782

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 31	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 32	☒

(Check appropriate box or boxes)

Mercantile Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-800-551-2145

Jennifer E. Vollmer, Esq.

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 30, 2003 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on date pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 30 under the Securities Act of 1933, as amended, and Amendment No. 31 under the Investment Company Act of 1940, as amended, as filed with the Commission on June 24, 2003.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 5th day of September, 2003.

MERCANTILE FUNDS, INC. (Registrant)

*/s/ JOHN J. PILEGGI
John J. Pileggi
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

*/s/ JOHN J. PILEGGI John J. Pileggi	President (Chief Executive Officer)	September 5, 2003

* /s/ LESLIE B. DISHAROON Leslie B. Disharoon	Chairman of the Board	September 5, 2003

* /s/ DECATUR H. MILLER Decatur H. Miller	Director	September 5, 2003

*/s/ EDWARD D. MILLER Edward D. Miller	Director	September 5, 2003

* /s/ JOHN R. MURPHY John R. Murphy	Director	September 5, 2003

* /s/ GEORGE R. PACKARD, III George R. Packard, III	Director	September 5, 2003

* /s/ L. WHITE MATTHEWS, III L. White Matthews, III	Director	September 5, 2003

* /s/ BONNIE C. RAILEY Bonnie C. Railey	Treasurer (Principal Financial and Accounting Officer)	September 5, 2003

*By:	/s/ SAVONNE L. FERGUSON
Savonne L. Ferguson**
Attorney-in-fact

**By Power of Attorney – Incorporated by reference to Amendment No. 30 to the Registration Statement as filed with the Commission on June 24, 2003.